UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8767

UBS Series Funds (f/k/a/ UBS Money Series)

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York	10019-6028
(Address of principal executive offices)	(Zip code)

Eric Sanders

UBS Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, IL 60606

Registrant’s telephone number, including area code: 212.821.3000

Date of fiscal year end: 4/30

Date of reporting period: 7/1/2020 – 6/30/2021

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-8767

UBS Series Funds (f/k/a/ UBS Money Series)
1285 Avenue of the Americas
New York, NY 10019
212-821-3000
Eric Sanders
UBS Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, IL 60606
Fiscal year end: 4/30

Reporting Period: 07/01/2020 - 06/30/2021

===================== Limited Purpose Cash Investment Fund =====================

Did not vote any securities during the reporting period

====================== UBS Liquid Assets Government Fund =======================

Did not vote any securities during the reporting period

=========================== UBS Prime Investor Fund ============================

Did not vote any securities during the reporting period

=========================== UBS Prime Preferred Fund ===========================

Did not vote any securities during the reporting period

=========================== UBS Prime Reserves Fund ============================

Did not vote any securities during the reporting period

===================== UBS RMA Government Money Market Fund =====================

Did not vote any securities during the reporting period

=================== UBS Select ESG Prime Institutional Fund ====================

Did not vote any securities during the reporting period

====================== UBS Select ESG Prime Investor Fund ======================

Did not vote any securities during the reporting period

===================== UBS Select ESG Prime Preferred Fund ======================

Did not vote any securities during the reporting period

=================== UBS Select Government Institutional Fund ===================

Did not vote any securities during the reporting period

===================== UBS Select Government Investor Fund ======================

Did not vote any securities during the reporting period

===================== UBS Select Government Preferred Fund =====================

Did not vote any securities during the reporting period

===================== UBS Select Prime Institutional Fund ======================

Did not vote any securities during the reporting period.

======================== UBS Select Prime Investor Fund ========================

Did not vote any securities during the reporting period

======================= UBS Select Prime Preferred Fund ========================

Did not vote any securities during the reporting period

==================== UBS Select Treasury Institutional Fund ====================

Did not vote any securities during the reporting period

====================== UBS Select Treasury Investor Fund =======================

Did not vote any securities during the reporting period

====================== UBS Select Treasury Preferred Fund ======================

Did not vote any securities during the reporting period

========================== UBS Tax-Free Investor Fund ==========================

Did not vote any securities during the reporting period

========================= UBS Tax-Free Preferred Fund ==========================

Did not vote any securities during the reporting period

========================== UBS Tax-Free Reserves Fund ==========================

Did not vote any securities during the reporting period

========================= UBS Ultra Short Income Fund ==========================

Did not vote any securities during the reporting period

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds (f/k/a/ UBS Money Series)

Igor Lasun *
President
UBS Series Funds (f/k/a/ UBS Money Series)
Managing Director
UBS Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Series Funds (f/k/a/ UBS Money Series)

By (Signature and Title)*	/s/ Igor Lasun*, President

Igor Lasun

*(Signature affixed by Eric Sanders by Power of Attorney effective July 1, 2019 and filed herewith).

Date	August 19, 2021

*Print the name and title of each signing officer under his or her signature.

UBS Investment Trust

UBS Series Funds

PACE Select Advisors Trust

Master Trust

The UBS Funds

SMA Relationship Trust

UBS Relationship Funds

Power of Attorney

Igor Lasun, whose signature appears below, does hereby constitute and appoint Keith Weller and Eric Sanders, each an officer of the above named investment companies (each hereafter the "Company") individually with power of substitution or resubstitution, his true and lawful attorney-in-fact and agent ("Attorney-in-Fact") with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company's proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

July 1, 2019

By:	/s/ Igor Lasun
Igor Lasun
President